Leases - Finance Leases (Details) - Finance leases [Member] $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 119,906
2024	39,002
2025	108,749
2026	22,994
2027	22,566
2028 and thereafter	197,332
Total	510,549
Finance lease liabilities, including current portion (see Note 11– Borrowings)	389,007
Discount based on incremental borrowing rate	$ 121,542